Inventories - Schedule of Inventories (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Work in progress	¥ 0	¥ 0
Finished goods	17	0
Total	¥ 17	¥ 0